Business Segment Information	12 Months Ended
Dec. 31, 2012
Business Segment Information [Abstract]
Business Segment Information
21. Business Segment Information

Management has assessed the requirements of ASC 280, Segment Reporting, and determined that, because we utilize a consolidated approach to assess performance and allocate resources, we have only one operating segment. Enterprise-wide disclosures as of and for the years ended December 31, 2012, 2011 and 2010, were as follows:

Services

Net revenues derived from our investment management, research and related services were as follows:

	Years Ended December 31,
	2012	2011	2010
	(in millions)

Institutions	$485	$617	$765
Retail	1,193	1,093	1,069
Private client	586	652	651
Bernstein research services	414	437	431
Other	62	(47)	37
Total revenues	2,740	2,752	2,953
Less: Interest expense	3	2	4
Net revenues	$2,737	$2,750	$2,949

Our AllianceBernstein Global High Yield Portfolio, an open-end fund incorporated in Luxembourg (ACATEUH: LX), generated approximately 12%, 10% and 7% of our investment advisory and service fees and 13%, 11% and 8% of our net revenues during 2012, 2011 and 2010, respectively.

Geographic Information

Net revenues and long-lived assets, related to our U.S. and international operations, as of and for the years ended December 31, were:

	2012	2011	2010
	(in millions)
Net revenues:
United States	$1,700	$1,725	$1,933
International	1,037	1,025	1,016
Total	$2,737	$2,750	$2,949
Long-lived assets:
United States	$3,363	$3,403	$3,448
International	52	74	74
Total	$3,415	$3,477	$3,522

Major Customers

Company-sponsored mutual funds are distributed to individual investors through broker-dealers, insurance sales representatives, banks, registered investment advisers, financial planners and other financial intermediaries. Certain subsidiaries of AXA, including AXA Advisors, LLC, have entered into selected dealer agreements with AllianceBernstein Investments and have been responsible for 4%, 1% and 2% of our open-end mutual fund sales in 2012, 2011 and 2010, respectively. During 2012, Hong Kong and Shanghai Banking Corporation (HSBC), UBS AG and Citigroup (or their respective subsidiaries) were responsible for approximately 13%, 10% and 6%, respectively, of our open-end mutual fund sales. Neither AXA nor these unaffiliated companies are under any obligation to sell a specific amount of AllianceBernstein Fund shares and each also sells shares of mutual funds that it sponsors and that are sponsored by unaffiliated organizations.

AXA and the general and separate accounts of AXA Equitable (including investments by the separate accounts of AXA Equitable in the funding vehicle EQ Advisors Trust) accounted for approximately 4%, 4% and 5% of total revenues for the years ended December 31, 2012, 2011 and 2010, respectively. No single institutional client other than AXA and its subsidiaries accounted for more than 1% of total revenues for the years ended December 31, 2012, 2011 and 2010.